Schedule of borrowings term loan (Details) (Parenthetical)	6 Months Ended
Jun. 30, 2024
Term Loan I [member]
IfrsStatementLineItems [Line Items]
[custom:MonthlyInstalments]	120 months
Term Loan I [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	2.30%
[custom:CommercialRateInterestRate-0]	4.68%
Term Loan I [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	1.30%
[custom:CommercialRateInterestRate-0]	5.68%
Term Loan II [member]
IfrsStatementLineItems [Line Items]
[custom:MonthlyInstalments]	7 years
[custom:FinancingInterestRate-0]	3.00%
Term Loan II [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	2.65%
Term Loan II [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	3.45%
Term Loan IV [member]
IfrsStatementLineItems [Line Items]
[custom:MonthlyInstalments]	5 years
Borrowings, interest rate	2.00%
Term Loan V [member]
IfrsStatementLineItems [Line Items]
[custom:MonthlyInstalments]	5 years
Borrowings, interest rate	2.00%
Term Loan VI [member]
IfrsStatementLineItems [Line Items]
[custom:MonthlyInstalments]	5 years
Borrowings, interest rate	2.50%
Term Loan VII [member]
IfrsStatementLineItems [Line Items]
[custom:MonthlyInstalments]	3 years
Borrowings, interest rate	2.00%
Revolving credit [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate	2.00%
[custom:BankCostOfFunds-0]	2.00%
Revolving credit [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
[custom:LoansRepaymentsTerm]	1 month
Revolving credit [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
[custom:LoansRepaymentsTerm]	6 months